COMMITMENTS AND CONTINGENCIES - Product Warranties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance at the beginning of the period	$ 28,347	$ 30,616
Accruals for warranties issued during the period	6,437	6,366
Settlements and adjustments during the period	(13,794)	(8,635)
Balance at the end of the period	$ 20,990	$ 28,347